DEFERRED REVENUES	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUES
DEFERRED REVENUES
NOTE 15:-	DEFERRED REVENUES

Deferred revenues are in respect of contracts in which the period between receipt of the advance payment and the performance of the service is expected to be less than one year.